SEMI-ANNUAL REPORT JUNE 30 , 2002 (UNAUDITED)

JPMORGAN FUNDS

[GRAPHIC]

MUTUAL INVESTMENT
FUND OF CONNECTICUT, INC.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Portfolio of Investments              1

Financial Statements                  5

Notes to Financial Statements         8

Financial Highlights                 11

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
--------------------------------------------------------------------------------
                COMMON STOCKS-- 100.0%
                ----------------------
                AEROSPACE-- 0.7%
         3      United Technologies Corp.                                $   190

                AIRLINES-- 0.5%
         9      Southwest Airlines Co.                                       147

                APPAREL-- 1.3%
         7      Jones Apparel Group, Inc. *                                  266
         1      Nike, Inc., Class B                                           70
                                                                         -------
                                                                             336

                AUTOMOTIVE-- 1.0%
         3      Johnson Controls, Inc.                                       269

                BANKING-- 3.9%
         8      Bank One Corp.                                               312
        23      U.S. Bancorp                                                 543
         5      Washington Mutual, Inc.                                      186
                                                                         -------
                                                                           1,041

                BIOTECHNOLOGY-- 1.2%
         7      Amgen, Inc. *                                                272
         3      Human Genome Sciences, Inc. *                                 40
                                                                         -------
                                                                             312

                BUSINESS SERVICES-- 0.7%
         6      Accenture LTD, Class A (Bermuda) *                           118
         4      Cendant Corp. *                                               65
                                                                         -------
                                                                             183

                CHEMICALS-- 1.2%
         3      Air Products & Chemicals, Inc.                               162
         2      Eastman Chemical Co.                                          84
         1      Praxair, Inc.                                                 74
                                                                         -------
                                                                             320

                COMPUTER NETWORKS-- 2.1%
         7      Brocade Communications Systems, Inc. *                       128
        31      Cisco Systems, Inc. *                                        428
                                                                         -------
                                                                             556

                COMPUTER SOFTWARE-- 4.0%
         6      BEA Systems, Inc. *                                           61
        18      Microsoft Corp. *                                            957
         7      Oracle Corp. *                                                62
                                                                         -------
                                                                           1,080

                COMPUTERS/COMPUTER HARDWARE-- 3.9%
         9      Dell Computer Corp. *                                        230
        13      Hewlett-Packard Co.                                          191
         5      International Business Machines Corp.                        360
         6      NCR Corp. *                                                  190
        14      Sun Microsystems, Inc. *                                      71
                                                                         -------
                                                                           1,042

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                CONSUMER PRODUCTS-- 3.8%
         7      Philip Morris Companies, Inc.                            $   319
         5      Procter & Gamble Co.                                         455
         8      The Gillette Co.                                             254
                                                                         -------
                                                                           1,028

                DIVERSIFIED-- 3.0%
        23      General Electric Co.                                         680
        10      Tyco International LTD (Bermuda)                             134
                                                                         -------
                                                                             814

                ENVIRONMENTAL SERVICES-- 0.9%
         9      Waste Management, Inc.                                       237

                FINANCIAL SERVICES-- 11.4%
         4      American Express Co.                                         131
         6      Capital One Financial Corp.                                  354
        26      Citigroup, Inc.                                            1,015
         7      Countrywide Credit Industries, Inc.                          323
        12      Fannie Mae                                                   848
         3      Goldman Sachs Group, Inc.                                    242
        16      The Charles Schwab Corp.                                     181
                                                                         -------
                                                                           3,094

                FOOD/BEVERAGE PRODUCTS-- 5.3%
         5      Kraft Foods, Inc., Class A                                   213
         7      PepsiCo, Inc.                                                323
        11      The Coca-Cola Co.                                            588
         5      Unilever NV, N.Y. Registered Shares
                 (The Netherlands)                                           298
                                                                         -------
                                                                           1,422

                HEALTH CARE/HEALTH CARE SERVICES-- 2.6%
         4      Baxter International, Inc.                                   156
         5      Becton, Dickinson & Co.                                      158
         5      Tenet Healthcare Corp. *                                     372
                                                                         -------
                                                                             686

                HOTELS/OTHER LODGING-- 0.3%
         2      Marriott International, Inc., Class A                         72

                INSURANCE-- 6.7%
        10      Ambac Financial Group, Inc.                                  678
         2      American International Group, Inc.                           150
         7      CIGNA Corp.                                                  633
         7      The Allstate Corp.                                           274
         4      Travelers Property Casualty Corp., Class A *                  71
                                                                         -------
                                                                           1,806

                MACHINERY & ENGINEERING EQUIPMENT-- 1.2%
         7      Ingersoll-Rand Co., LTD, Class A (Bermuda)                   329

                MANUFACTURING-- 0.4%
         2      Danaher Corp.                                                106

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                METALS/MINING-- 0.9%
         7      Alcoa, Inc.                                              $   232

                MULTI-MEDIA-- 4.1%
        12      AOL Time Warner, Inc. *                                      175
         3      Gannett Co., Inc.                                            190
        32      Liberty Media Corp., Class A *                               322
         4      Tribune Co.                                                  170
         5      Viacom, Inc., Class B *                                      240
                                                                         -------
                                                                           1,097

                OIL & GAS-- 8.1%
         7      ChevronTexaco Corp.                                          575
         9      Conoco, Inc.                                                 247
         3      Cooper Cameron Corp. *                                       126
         4      Devon Energy Corp.                                           212
        23      Exxon Mobil Corp.                                            951
         2      Valero Energy Corp.                                           67
                                                                         -------
                                                                           2,178

                PAPER/FOREST PRODUCTS-- 1.1%
         3      Bowater, Inc.                                                147
         2      Temple-Inland, Inc.                                          139
                                                                         -------
                                                                             286

                PHARMACEUTICALS-- 9.0%
         2      Abbott Laboratories                                           83
         8      Eli Lilly & Co.                                              457
         2      Forest Laboratories, Inc. *                                  106
         8      Johnson & Johnson                                            432
        20      Pfizer, Inc.                                                 711
         7      Pharmacia Corp.                                              251
         8      Wyeth                                                        404
                                                                         -------
                                                                           2,444

                RESTAURANTS/FOOD SERVICES-- 0.7%
         7      McDonald's Corp.                                             196

                RETAILING-- 8.6%
         8      Costco Wholesale Corp. *                                     297
        15      Home Depot, Inc.                                             566
         5      Linens `n Things, Inc. *                                     154
         5      Target Corp.                                                 202
        10      The TJX Companies, Inc.                                      194
        16      Wal-Mart Stores, Inc.                                        886
                                                                         -------
                                                                           2,299

                SEMI-CONDUCTORS-- 3.6%
         7      Altera Corp. *                                               101
         5      Applied Materials, Inc. *                                    101
        17      Intel Corp.                                                  311
         5      Linear Technology Corp.                                      154
        10      Texas Instruments, Inc.                                      235
         3      Xilinx, Inc. *                                                63
                                                                         -------
                                                                             965

                       See notes to financial statements.

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS-- 2.8%
        26      AT&T Wireless Services, Inc. *                           $   151
         7      SBC Communications, Inc.                                     204
        27      Sprint Corp.-PCS Group *                                     122
         7      Verizon Communications, Inc.                                 277
                                                                         -------
                                                                             754

                TELECOMMUNICATIONS EQUIPMENT-- 0.6%
         6      Motorola, Inc.                                                90
         2      QUALCOMM, Inc. *                                              60
                                                                         -------
                                                                             150

                TOYS & GAMES-- 1.0%
        13      Mattel, Inc.                                                 280

                UTILITIES-- 3.4%
         7      DTE Energy Co.                                               290
        15      PG&E Corp. *                                                 272
         6      Pinnacle West Capital Corp.                                  221
        16      Sierra Pacific Resources                                     128
                                                                         -------
                                                                             911
--------------------------------------------------------------------------------
                 Total Investments-- 100.0%                              $26,862
                 (Cost $26,430)
--------------------------------------------------------------------------------

Abbreviations:
* --Non-income producing security.

                       See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

AS OF JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

ASSETS:
  Investment securities, at value                                     $26,862
  Cash                                                                    997
  Receivables:
   Investment securities sold                                              90
   Interest and dividends                                                  33
   Expense reimbursements                                                  13
--------------------------------------------------------------------------------
Total Assets                                                           27,995
--------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Dividends                                                               35
   Investment securities purchased                                        268
  Accrued liabilities:
   Investment advisory fees                                                12
   Custodian and fund accounting fees                                      15
   Transfer agent fees                                                      4
   Other                                                                   24
--------------------------------------------------------------------------------
Total Liabilities                                                         358
--------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                      33,422
  Accumulated undistributed (overdistributed)
    net investment income                                                   5
Accumulated net realized gain (loss) on investments                    (6,222)
  Net unrealized appreciation (depreciation)
    of investments                                                        432
--------------------------------------------------------------------------------
Total Net Assets                                                      $27,637
--------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  (2,000,000 shares authorized without par value):                      1,149
Net asset value, redemption and offering
  price per share:                                                    $ 24.05
--------------------------------------------------------------------------------
Cost of investments                                                   $26,430
================================================================================

                       See notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

INVESTMENT INCOME:                                                    $   184
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                 77
  Custodian and fund accounting fees                                       28
  Printing and postage                                                      9
  Professional fees                                                        25
  Transfer agent fees                                                       6
  Directors' fees                                                           2
  Other                                                                     4
--------------------------------------------------------------------------------
Total expenses                                                            151
--------------------------------------------------------------------------------
  Less expense reimbursements                                              27
  Less earnings credits                                                     4
--------------------------------------------------------------------------------
   Net expenses                                                           120
--------------------------------------------------------------------------------
Net investment income                                                      64
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on transactions from:
   Investments                                                         (2,033)
  Change in net unrealized appreciation/depreciation of:
   Investments                                                         (3,399)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (5,432)
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations               $(5,368)
================================================================================

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

(AMOUNTS IN THOUSANDS)

                                                          1/1/02        YEAR
                                                          THROUGH       ENDED
                                                          6/30/02     12/31/01
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                  $    64       $   145
  Net realized gain (loss) on investments                 (2,033)       (3,927)
  Change in net unrealized appreciation/depreciation
    of investments                                        (3,399)         (846)
--------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations     (5,368)       (4,628)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (66)         (147)
  Net realized gain on investment transactions                 -           (36)
--------------------------------------------------------------------------------
    Total distributions to shareholders                      (66)         (183)
--------------------------------------------------------------------------------
INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                 85           427
  Dividends reinvested                                         4            37
  Cost of shares redeemed                                     (5)       (3,141)
--------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions       84        (2,677)
--------------------------------------------------------------------------------
    Total increase (decrease) in net assets               (5,350)       (7,488)
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                     32,987        40,475
--------------------------------------------------------------------------------
  End of period                                          $27,637       $32,987
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                     $  5          $  7
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                       3            15
  Reinvested                                                  --+            1
  Redeemed                                                    --+         (109)
--------------------------------------------------------------------------------
    Change in Shares                                           3           (93)
================================================================================

+ Amount rounds to less than one thousand.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Mutual Investment Fund of Connecticut, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stock. Under the terms of its Bylaws and Certificate of Incorporation, fund shares may be owned by state bank and trust companies, national banks, state or federally chartered savings and loan associations or state or federally chartered savings banks (and pension plans of the preceding) located in Connecticut, by Connecticut bank trade associations of any of the foregoing, provided any such trade association is classified as such under Section 501(e)(6) of the Internal Revenue Code.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATIONS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Directors.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated using the identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

C. FEDERAL INCOME TAX -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

D. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Fund. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of JPMorgan Chase & Co. The Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.50% of the first $75 million of the Fund's average daily net assets and 0.45% of the next $75 million of the Fund's average daily net assets. Notwithstanding the foregoing, the Fund has agreed to pay JPMIM a minimum annual fee of $125 thousand for its services as investment advisor.

B. ADMINISTRATIVE SERVICES -- Pursuant to a Services Agreement, JPMCB acts as the Fund's custodian, transfer agent and registrar, and provides financial and fund accounting oversight services to the Fund. JPMCB is also responsible for certain usual and customary expenses incurred by the Fund. These expenses include, but are not limited to the following: federal and state governmental fees, interest charges, taxes, expenses of the Fund's administrator, fees and expenses of any sub-custodian or sub-transfer agent, expenses of the Fund's Directors in connection with their duties as Directors, fees and expenses of the Fund's independent auditors and legal counsel, the expenses of printing and mailing reports, notices and proxies to Fund shareholders, the expenses of meetings of shareholders and of the Board of Directors, and insurance premiums. The Fund will pay these expenses directly and such amounts will be deducted from the fee to be paid to JPMCB under the Services Agreement. This fee is computed daily and payable monthly at the annual rate of 0.28% of the Fund's average daily net assets. If such amounts are more than the amount of JPMCB's fee under the Services Agreement, JPMCB will reimburse the Fund for such excess amounts.

C. ADMINISTRATION -- Administration of the Fund is currently provided by the Connecticut Banker's Association (the "Association"). The Association is reimbursed for reasonable expenses incurred in connection with such administration.

4. FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2002 were (amounts in thousands):

                    GROSS                GROSS         NET UNREALIZED
AGGREGATE         UNREALIZED          UNREALIZED        APPRECIATION
  COST           APPRECIATION        DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------------
 $26,430            $3,632             $(3,200)             $432

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

      PURCHASES               SALES
   (EXCLUDING U.S.       (EXCLUDING U.S.
     GOVERNMENT)           GOVERNMENT)
----------------------------------------
        $8,707                $8,271

6. CONCENTRATIONS

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                       1/1/02                 YEAR ENDED DECEMBER 31,
                                                                      THROUGH       --------------------------------------------
                                                                      6/30/02       2001      2000      1999      1998      1997
                                                                      -------       ----      ----      ----      ----      ----
Per share operating performance:
Net asset value, beginning of period                                   $28.79       $32.66    $36.02    $37.08    $35.72    $37.55
                                                                       ------       ------    ------    ------    ------    ------
Income from investment operations:
  Net investment income                                                  0.06         0.14      0.15      0.23      0.31      0.34
  Net gains or losses on securities (both realized and unrealized)      (4.74)       (3.86)    (2.66)     4.84      8.15     10.26
                                                                       ------       ------    ------    ------    ------    ------
   Total from investment operations                                     (4.68)       (3.72)    (2.51)     5.07      8.46     10.60
                                                                       ------       ------    ------    ------    ------    ------
Less distributions:
  Dividends from net investment income                                   0.06         0.12      0.15      0.22      0.31      0.34
  Distributions from capital gains                                          -         0.03      0.70      5.22      6.79     12.09
  In excess of net realized gains                                           -            -         -      0.69         -         -
                                                                       ------       ------    ------    ------    ------    ------
   Total distributions                                                   0.06         0.15      0.85      6.13      7.10     12.43
                                                                       ------       ------    ------    ------    ------    ------
Net asset value, end of period                                         $24.05       $28.79    $32.66    $36.02    $37.08    $35.72
                                                                       ======       ======    ======    ======    ======    ======

Total Return                                                           (16.28%)(a)  (11.37%)   (7.16%)   14.42%    23.92%    29.44%
Ratios/supplemental data:
  Net assets, end of period (millions)                                 $   28       $   33    $   40    $   44    $   43    $   40
Ratios to average net assets:#
  Net expenses                                                           0.78%        0.78%     0.78%     0.78%     0.78%     0.78%
  Net investment income                                                  0.42%        0.39%     0.43%     0.60%     0.76%     0.80%
  Expenses without reimbursements and earnings credits                   0.98%        0.83%     0.78%     0.80%     0.79%     0.78%
  Net investment income without reimbursements and earnings credits      0.22%        0.34%     0.43%     0.58%     0.75%     0.80%
Portfolio turnover rate                                                    28%          87%       63%       93%       90%      109%

#   Short periods have been annualized.
(a) Not annualized.

                       See notes to financial statements.

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


       (C)J.P. Morgan Chase & Co., 2002 All Rights Reserved. August 2002

                                                                   SAN-MIFCT-602